                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-07224
                                                      ---------

                 National Limited Maturity Municipals Portfolio
                 ----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    March 31
                                 --------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 1.9%

$          1,765   Carbon County, PA, IDA, (Panther Creek Partners), (AMT),
                   6.65%, 5/1/10                                                        $     1,932,304
             240   New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                                               241,126
             675   Pennsylvania EDA, (Resource Recovery-
                   Northampton), (AMT), 6.75%, 1/1/07                                           705,091
           1,400   Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                   7.05%, 12/1/10                                                             1,455,790
-------------------------------------------------------------------------------------------------------
                                                                                        $     4,334,311
-------------------------------------------------------------------------------------------------------

EDUCATION -- 4.2%

$          2,000   Illinois Educational Facility Authority, (Art Institute
                   of Chicago), 4.45%, 3/1/34                                           $     2,007,840
           2,815   Missouri Health and Educational Facilities Authority,
                   (St. Louis University), 5.50%, 10/1/16                                     3,273,958
             850   New Hampshire HEFA, (Colby-Sawyer College),
                   7.20%, 6/1/12                                                                901,714
             425   New Jersey Educational Facilities Authority, (Stevens
                   Institute of Technology), 5.00%, 7/1/11                                      465,630
           1,235   New Jersey Educational Facilities Authority, (Steven's
                   Institute of Technology), 5.00%, 7/1/12                                   1,344,977
           1,700   University of Illinois, 0.00%, 4/1/15                                     1,056,652
           1,000   University of Illinois, 0.00%, 4/1/16                                       585,560
-------------------------------------------------------------------------------------------------------
                                                                                        $     9,636,331
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 13.3%

$          1,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
                   5.20%, 12/1/18                                                       $     1,098,970
           1,500   Brazos River Authority, TX, (Reliant Energy, Inc.),
                   5.375%, 4/1/19                                                             1,482,525
           1,500   California Department of Water Resource Power Supply,
                   5.125%, 5/1/18                                                             1,589,295
           3,000   Energy Northwest Washington Electric, (Columbia
                   Generating), 5.50%, 7/1/15                                                 3,452,760
           1,000   Illinois Development Finance Authority PCR, (AMT),
                   5.00%, 6/1/28                                                              1,070,490
           2,500   New Hampshire Business Finance Authority Pollution
                   Control, (Central Maine Power Co.), 5.375%, 5/1/14                         2,716,850
           3,050   New York Energy Research and Development Authority
                   Facility, (AMT), 4.70%, 6/1/36                                             3,108,621
           4,000   North Carolina Eastern Municipal Power Agency,
                   5.375%, 1/1/13                                                             4,376,160
           4,000   North Carolina Municipal Power Agency, (Catawba),
                   5.50%, 1/1/13                                                              4,500,320
$          1,000   North Carolina Municipal Power Agency, (Catawba),
                   6.375%, 1/1/13                                                       $     1,144,040
           1,250   Sam Rayburn, TX, Municipal Power Agency, Power
                   Supply System, 6.00%, 10/1/16                                              1,362,337
           1,000   San Antonio, TX, Electric and Natural Gas,
                   4.50%, 2/1/21                                                              1,002,750
           3,500   Wake County, NC, Industrial Facilities and Pollution
                   Control Financing Authority, (Carolina Power and
                   Light Co.), 5.375%, 2/1/17                                                 3,783,780
-------------------------------------------------------------------------------------------------------
                                                                                        $    30,688,898
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.6%

$          1,000   Arkansas State Student Loan Authority, (AMT),
                   Prerefunded to 6/1/06, 6.25%, 6/1/10                                 $     1,086,550
             140   Connecticut HEFA, (Sacred Heart University),
                   Prerefunded to 7/1/07, 6.00%, 7/1/08                                         160,660
             480   Florence, KY, Housing Facilities, (Bluegrass Housing),
                   Escrowed to Maturity, 7.25%, 5/1/07                                          482,222
             565   Forsyth County, GA, Hospital Authority, (Georgia
                   Baptist Health Care System), Escrowed to
                   Maturity, 6.00%, 10/1/08                                                     620,845
             475   Kimball, NE, EDA, (Clean Harbors), (AMT),
                   Prerefunded to 9/1/06, 10.75%, 9/1/26                                        582,269
           3,500   Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17                                        3,966,095
             650   Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11                                         773,545
           3,000   Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20                                        3,303,120
           2,110   Metropolitan Transportation Authority of New York,
                   Prerefunded to 7/1/15, 5.50%, 7/1/17                                       2,485,538
           1,195   North Carolina Eastern Municipal Power Agency,
                   Escrowed to Maturity, 4.00%, 1/1/18                                        1,200,605
             490   Saint Tammany, LA, Public Trust Finance Authority,
                   (Christwood), Escrowed to Maturity, 8.75%, 11/15/05                          529,910
-------------------------------------------------------------------------------------------------------
                                                                                        $    15,191,359
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.3%

$          4,000   California, 5.25%, 11/1/16                                           $     4,320,200
           1,000   Keller, TX, Independent School District, 0.00%, 8/15/11                      773,180
             500   Kershaw County, SC, School District, 5.00%, 2/1/18                           532,960
           5,000   Maryland, 5.00%, 8/1/13                                                    5,693,300
           1,650   McAllen, TX, Independent School District, (PSF),
                   4.50%, 2/15/18                                                             1,668,925
           1,500   New York City, NY, 5.625%, 12/1/13                                         1,682,310
           2,000   New York City, NY, 5.875%, 8/15/13                                         2,191,040
-------------------------------------------------------------------------------------------------------
                                                                                        $    16,861,915
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE - MISCELLANEOUS -- 1.2%

$          2,000   Illinois HFA, (Lutheran Social Services),
                   6.125%, 8/15/10                                                      $     2,003,720
             150   Pittsfield Township, MI, EDC, (Arbor Hospice),
                   7.875%, 8/15/27                                                              145,774
             544   Tax Revenue Exempt Securities Trust, Community
                   Health Provider, (Pooled Loan Program Various States
                   Trust Certificates), 6.00%, 12/1/36                                          560,698
-------------------------------------------------------------------------------------------------------
                                                                                        $     2,710,192
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 9.8%

$            550   Colorado Health Facilities Authority, (Parkview
                   Medical Center), 5.75%, 9/1/09                                       $       612,513
             500   Colorado Health Facilities Authority, (Parkview
                   Memorial Hospital), 6.125%, 9/1/25                                           523,290
           2,500   Cuyahoga County, OH, (Cleveland Clinic Health
                   System), 6.00%, 1/1/17                                                     2,810,175
             100   Michigan Hospital Finance Authority, (Central Michigan
                   Community Hospital), 6.00%, 10/1/05                                          103,368
             100   Michigan Hospital Finance Authority, (Central Michigan
                   Community Hospital), 6.10%, 10/1/06                                          105,088
             225   Michigan Hospital Finance Authority, (Central Michigan
                   Community Hospital), 6.20%, 10/1/07                                          239,355
             700   Michigan Hospital Finance Authority, (Gratiot
                   Community Hospital), 6.10%, 10/1/07                                          736,589
           2,000   Michigan Hospital Finance Authority, (Henry Ford
                   Health System), 5.50%, 3/1/14                                              2,189,300
           1,000   Michigan Hospital Finance Authority, (Memorial
                   Healthcare Center), 5.875%, 11/15/21                                       1,030,860
             300   New Hampshire HEFA, (Littleton Hospital Association),
                   5.45%, 5/1/08                                                                302,538
           1,140   New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.125%, 7/1/12                                    1,192,155
           2,780   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/15                                                              3,086,606
           2,185   Oklahoma Development Finance Authority, (Hillcrest
                   Health System), 5.00%, 8/15/09                                             1,954,002
           2,000   Orange County, FL, Health Facilities Authority, (Adventist
                   Health System), 5.25%, 11/15/18                                            2,144,200
           2,000   Orange County, FL, Health Facilities Authority, (Adventist
                   Health System), 6.375%, 11/15/20                                           2,212,340
           2,000   South Carolina Jobs-Economic Development Authority,
                   (Palmetto Health Alliance), 6.00%, 8/1/12                                  2,209,640
           1,000   Sullivan County, TN, Health Educational and Housing
                   Facility Board, (Wellmont Health System),
                   6.75%, 9/1/15                                                              1,148,240
-------------------------------------------------------------------------------------------------------
                                                                                        $    22,600,259
-------------------------------------------------------------------------------------------------------

HOUSING -- 0.6%

$            600   Georgia Private Colleges and Universities Authority,
                   Student Housing Revenue, (Mercer Housing
                   Corp.), 6.00%, 6/1/31                                                $       618,876
             690   Sandaval County, NM, Multifamily, 6.00%, 5/1/32                              689,027
             165   Texas Student Housing Corp., (University of Northern
                   Texas), 9.375%, 7/1/06                                                       161,426
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,469,329
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 4.7%

$            390   Austin, TX, (Cargoport Development LLC), (AMT),
                   7.50%, 10/1/07                                                       $       393,802
             435   Austin, TX, (Cargoport Development LLC), (AMT),
                   8.30%, 10/1/21                                                               462,257
             500   Cartersville, GA, Development Authority Waste and
                   Wastewater Facility, (Anheuser-Busch), (AMT),
                   5.10%, 2/1/12                                                                545,035
           1,185   Connecticut Development Authority, (Frito Lay),
                   6.375%, 7/1/04                                                             1,189,811
           1,320   Denver, CO, City and County Special Facilities,
                   (United Airlines), (AMT), 6.875%, 10/1/32                                  1,082,400
           1,630   Houston, TX, Industrial Development Corp., (AMT),
                   6.375%, 1/1/23                                                             1,667,604
           1,000   Michigan Job Development Authority, (General
                   Motors Corp.), PCR, 5.55%, 4/1/09                                          1,001,710
           1,440   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/19                                                             1,219,766
           1,000   New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                                                             980,000
           1,500   Nez Perce County, ID, PCR, (Potlatch Corp.),
                   6.125%, 12/1/07                                                            1,517,025
             790   Ohio Economic Development, (Ohio Enterprise Bond
                   Fund), (AMT), 5.25%, 12/1/15                                                 832,518
-------------------------------------------------------------------------------------------------------
                                                                                        $    10,891,928
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.1%

$            500   Southern Illinois University, Housing and Auxiliary
                   Facilities, (MBIA), 0.00%, 4/1/17                                    $       277,530
-------------------------------------------------------------------------------------------------------
                                                                                        $       277,530
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.8%

$            750   California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                       $       819,765
           1,010   Energy Northwest Washington Electric, (FSA),
                   5.50%, 7/1/13                                                              1,156,177
           1,975   Long Island Power Authority, NY, Electric System
                   Revenue, (XLCA), 5.25%, 12/1/13                                            2,271,684

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES (CONTINUED)

$          2,000   Long Island Power Authority, NY, Electric System
                   Revenue, (XLCA), 5.25%, 6/1/14                                       $     2,277,860
             500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/11                              576,670
             500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/12                              578,540
           1,000   Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18               1,154,680
-------------------------------------------------------------------------------------------------------
                                                                                        $     8,835,376
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.7%

$          1,000   Long Island Power Authority, NY, Electric System
                   Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14                 $     1,158,970
           1,000   Metropolitan Transportation Authority, NY, Commuter
                   Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20                   1,081,090
           1,000   Metropolitan Transportation Authority, NY, Transit
                   Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18                  1,082,670
             500   Metropolitan Transportation Authority, NY, Transit
                   Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17                      549,950
-------------------------------------------------------------------------------------------------------
                                                                                        $     3,872,680
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.8%

$          2,500   Chicago, IL, (Central Loop Redevelopment), (XLCA), 0.00%, 12/1/08    $     2,203,450
           1,000   Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18         1,156,760
           1,000   Massachusetts, (FSA), 5.25%, 8/1/16                                        1,139,020
           1,850   New York, NY, (FGIC), 5.50%, 6/1/12                                        2,133,901
           2,000   New York, NY, (FGIC), 5.75%, 3/15/11                                       2,328,340
           1,400   Springfield, OH, City School District, (FGIC), 5.00%, 12/1/17              1,528,310
           1,000   St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16                      601,020
-------------------------------------------------------------------------------------------------------
                                                                                        $    11,090,801
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.8%

$            775   Akron, Bath and Copley, OH, Township, Hospital District,
                   (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                  $       858,560
           1,180   Akron, Bath and Copley, OH, Township, Hospital District,
                   (Childrens Hospital Center), (FSA), 5.25%, 11/15/16                        1,302,024
           2,000   El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06              1,916,580
-------------------------------------------------------------------------------------------------------
                                                                                        $     4,077,164
-------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.4%
$            215   Connecticut Airport, (Bradley International Airport),
                   Signature Flight, (FGIC), 7.40%, 10/1/04                             $       221,566
           2,000   Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(2)               2,175,860
             500   Monroe County, MI, (Detroit Edison), (AMBAC), (AMT), 6.35%, 12/1/04          516,940
             400   Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15                  419,720
-------------------------------------------------------------------------------------------------------
                                                                                        $     3,334,086
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES
OF PARTICIPATION -- 2.1%

$          1,000   Laredo, TX, Certificates of Obligation, (MBIA),
                   4.50%, 2/15/17                                                       $     1,015,400
           2,000   New York Dormitory Authority, (XLCA), 5.25%, 7/1/32                        2,249,520
           2,100   Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12                      1,571,556
-------------------------------------------------------------------------------------------------------
                                                                                        $     4,836,476
-------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

$          1,000   Missouri Development Finance Board Cultural Facility,
                   (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14                  $     1,126,620
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,126,620
-------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 0.6%

$          1,175   Massachusetts Development Finance Agency, (Semass
                   System), (MBIA), 5.625%, 1/1/12                                      $     1,353,036
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,353,036
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%
$          1,000   Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/14               $     1,153,290
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,153,290
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.9%

$          2,295   Chicago, IL, O'Hare International Airport, (MBIA),
                   (AMT), 5.75%, 1/1/17                                                 $     2,543,434
           1,000   Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11         1,089,640
           1,640   Denver, CO, City and County Airport, (MBIA), 6.00%, 11/15/11               1,932,560
           1,090   Guam International Airport Authority, (MBIA), 5.25%, 10/1/15               1,227,547
           1,000   Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12                  1,111,010

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$          2,000   Kenton County, KY, Airport, (Cincinnati/Northern
                   Kentucky), (MBIA), (AMT), 5.625%, 3/1/13                             $     2,239,780
           2,500   Massachusetts Port Authority, (Delta Airlines),
                   (AMBAC), (AMT), 5.50%, 1/1/15                                              2,705,725
           1,000   Miami-Dade County, FL, Aviation, (Miami International
                   Airport), (FGIC), (AMT), 5.50%, 10/1/13                                    1,118,500
           2,000   Minneapolis and St. Paul, MN, Metropolitan Airport
                   Commission, (FGIC), (AMT), 5.25%, 1/1/11                                   2,205,520
           1,430   Minneapolis and St. Paul, MN, Metropolitan Airports
                   Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11                           1,623,565
           2,000   New Jersey Transportation Trust Fund Authority, (FSA),
                   5.50%, 10/1/14                                                             2,323,180
           1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                           1,163,690
           1,000   Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11                             1,151,770
           2,635   San Francisco, CA, City and County International
                   Airport Commission, (FGIC), 5.00%, 5/1/19                                  2,792,995
           2,000   Wayne Charter County, MI, Metropolitan Airport, (FGIC),
                   (AMT), 5.50%, 12/1/15                                                      2,216,240
-------------------------------------------------------------------------------------------------------
                                                                                        $    27,445,156
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.7%

$          2,000   Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11               $     1,551,860
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,551,860
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.7%

$          1,500   New York Dormitory Authority, (Court Facilities), 5.50%, 5/15/17     $     1,662,630
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,662,630
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 0.8%

$            840   Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19           $       875,120
             485   Massachusetts IFA, (Age Institute of Massachusetts),
                   7.60%, 11/1/05                                                               486,019
             493   Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29           468,068
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,829,207
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.0%

$            890   Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20                 $       935,212
           2,000   California Statewide Communities Development
                   Authority, (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                             2,050,760
           2,400   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                             2,822,832
$          1,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                      $     1,242,680
             890   Iowa Finance Authority, (Southbridge Mall), 6.375%, 12/1/13                  827,914
           1,000   Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11                        1,092,630
             330   Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05                                    328,327
-------------------------------------------------------------------------------------------------------
                                                                                        $     9,300,355
-------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.3%

$          1,900   Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06       $     2,021,752
           1,000   Arizona Student Loan Acquisition Authority, (AMT), 7.625%, 5/1/10          1,022,970
-------------------------------------------------------------------------------------------------------
                                                                                        $     3,044,722
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.6%

$            770   Albuquerque, NM, Retirement Facilities, (La Vida
                   Liena Retirement Center), 6.60%, 12/15/28                            $       762,493
           1,105   Arizona Health Facilities Authority, (Care Institute, Inc.-
                   Mesa), 7.625%, 1/1/06(3)                                                     978,864
             500   Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17                     460,580
             240   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                        229,006
             320   Mesquite, TX, Health Facilities Development, (Christian
                   Care Centers), 7.00%, 2/15/10                                                342,211
             395   Michigan Hospital Finance Authority, (Presbyterian
                   Villages), 6.20%, 1/1/06                                                     402,612
             495   North Miami, FL, Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33                                               443,931
-------------------------------------------------------------------------------------------------------
                                                                                        $     3,619,697
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.9%

$          1,500   Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33    $     1,544,430
             500   Concorde Estates Community Development District, FL,
                   Capital Improvements, 5.00%, 5/1/11                                          495,720
             500   Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20                531,085
           2,000   Detroit, MI, Downtown Development Authority Tax
                   Increment, 0.00%, 7/1/21                                                     799,060
             450   Fishhawk, FL, Community Development District II, 5.00%, 11/1/07              450,639
             250   Frederick County, MD, Urbana Community Development
                   Authority, 6.625%, 7/1/25                                                    259,878
             500   Gateway, FL, Services Community Development District,
                   (Stoneybrook), 5.50%, 7/1/08                                                 502,490

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$          2,000   Heritage Harbour, FL, South Community Development
                   District, Capital Improvements, 5.25%, 11/1/08                       $     2,011,620
             170   Heritage Palms Community Development District, FL,
                   Capital Improvements, 6.25%, 11/1/04                                         170,359
             275   Longleaf, FL, Community Development District,
                   6.20%, 5/1/09                                                                268,540
           1,000   New York Local Government Assistance Corp.,
                   5.25%, 4/1/16                                                              1,127,880
           2,000   Sterling Hill Community Development District, FL,
                   Capital Improvements, 5.50%, 11/1/10                                       2,014,700
             165   Stoneybrook, FL, West Community Development
                   District, 6.45%, 5/1/10                                                      168,348
             850   Tiverton, RI, Obligation Tax Increment, (Mount Hope
                   Bay Village), 6.00%, 5/1/09                                                  854,191
-------------------------------------------------------------------------------------------------------
                                                                                        $    11,198,940
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

$          1,170   Delaware River Joint Toll Bridge Commission, PA, 5.25%, 7/1/15       $     1,298,794
             300   Eagle County, CO, Airport Terminal Corp.,
                   (American Airlines), (AMT), 6.75%, 5/1/06                                    302,343
           2,500   Louisiana Offshore Terminal Authority, Deepwater
                   Port Revenue, (Loop, LLC), 5.25%, 9/1/15                                   2,701,325
           2,000   New Jersey Transportation Trust Fund Authority,
                   (Transportation System), 5.50%, 6/15/14                                    2,294,560
           1,000   Northwest Arkansas Regional Airport Authority, (AMT), 7.625%, 2/1/27       1,069,960
           1,000   Port Authority of New York and New Jersey, 5.375%, 3/1/28                  1,115,080
           1,300   Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12           1,395,394
-------------------------------------------------------------------------------------------------------
                                                                                        $    10,177,456
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.7%

$            500   Michigan Municipal Bond Authority, (Drinking Water), 5.25%, 10/1/19  $       549,350
           1,000   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                                   1,021,620
-------------------------------------------------------------------------------------------------------
                                                                                        $     1,570,970
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.9%
   (IDENTIFIED COST $213,616,863)                                                       $   225,742,574
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.1%                                                  $     4,773,699
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                    $   230,516,273
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At March 31, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                                       14.3%
Others, representing less than 10% individually                83.6%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 30.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 9.8% of total investments.

(1) Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

as of March 31, 2004

ASSETS
Investments, at value (identified cost, $213,616,863)                        $     225,742,574
Cash                                                                                   999,753
Receivable for investments sold                                                        400,000
Interest receivable                                                                  3,573,023
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $     230,715,350
----------------------------------------------------------------------------------------------

LIABILITIES
Payable for daily variation margin on open financial futures contracts       $         195,414
Payable to affiliate for Trustees' fees                                                    110
Accrued expenses                                                                         3,553
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $         199,077
----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $     230,516,273
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                      $     218,971,753
Net unrealized appreciation (computed on the basis of
   identified cost)                                                                 11,544,520
----------------------------------------------------------------------------------------------
TOTAL                                                                        $     230,516,273
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2004

INVESTMENT INCOME
Interest                                                                     $      10,854,162
----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      $      10,854,162
----------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                       $         971,890
Trustees' fees and expenses                                                             12,833
Custodian fee                                                                          108,696
Legal and accounting services                                                           35,781
Miscellaneous                                                                           31,179
----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $       1,160,379
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        $       9,693,783
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $         873,221
   Financial futures contracts                                                      (1,940,682)
----------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                            $      (1,067,461)
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $       4,667,247
   Financial futures contracts                                                        (584,952)
----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $       4,082,295
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $       3,014,834
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $      12,708,617
----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                 YEAR ENDED        YEAR ENDED
IN NET ASSETS                                       MARCH 31, 2004    MARCH 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment income                            $     9,693,783   $     7,400,367
   Net realized loss                                     (1,067,461)       (2,545,310)
   Net change in unrealized
      appreciation (depreciation)                         4,082,295         7,943,626
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $    12,708,617   $    12,798,683
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $   107,868,792   $   138,158,290
   Withdrawals                                          (87,799,183)      (68,074,678)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $    20,069,609   $    70,083,612
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $    32,778,226   $    82,882,295
-------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                $   197,738,047   $   114,855,752
-------------------------------------------------------------------------------------
AT END OF YEAR                                      $   230,516,273   $   197,738,047
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                          YEAR ENDED MARCH 31,
                                                         ------------------------------------------------------
                                                            2004       2003      2002(1)     2001       2000
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.54%      0.55%       0.57%      0.61%      0.65%
   Expenses after custodian fee reduction                     0.54%      0.54%       0.54%      0.60%      0.63%
   Net investment income                                      4.48%      4.79%       5.18%      5.68%      5.49%
Portfolio Turnover                                              27%        24%         12%        13%        27%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                               5.99%      9.18%       3.75%        --         --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                  $ 230,516  $ 197,738  $  114,856  $  86,917  $  89,937
---------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   The objective of the National Limited Maturity Municipals Portfolio (The Portfolio) is to provide high current income exempt from regular federal income tax. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2004, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT.

   All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER - Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2004, the fee was equivalent to 0.45% of the Portfolio's average net assets for such period and amounted to $971,890. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2004, no significant amounts have been deferred.

   During the year ended March 31, 2004, the Portfolio engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $1,396,979 and $2,090,356, respectively.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2004.

4  INVESTMENTS

   Purchases and sales of investments, other than U.S. government securities and short-term obligations, aggregated $82,323,334 and $57,941,636, respectively, for the year ended March 31, 2004.

5  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                               $ 213,465,087
   ----------------------------------------------------------
   Gross unrealized appreciation                $  12,691,744
   Gross unrealized depreciation                     (414,257)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION                  $  12,277,487
   ----------------------------------------------------------

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of March 31, 2004, is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                     NET UNREALIZED
   DATE(S)      CONTRACTS               POSITION  DEPRECIATION
   -------------------------------------------------------------
   6/04         220 U.S. Treasury Bond  Short     $     (407,958)
   6/04         101 U.S. Treasury Note  Short           (173,233)
   -------------------------------------------------------------
                                                  $     (581,191)
   -------------------------------------------------------------

   At March 31, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF NATIONAL LIMITED
MATURITY MUNICIPALS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of National Limited Maturity Municipals Portfolio (the "Portfolio"), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 19, 2004

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust) and National Limited Maturity Municipals Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                       POSITION(S)         TERM OF                                     NUMBER OF PORTFOLIOS
                        WITH THE         OFFICE AND                                       IN FUND COMPLEX
     NAME AND         TRUST AND THE       LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
  DATE OF BIRTH        PORTFOLIO          SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes       Trustee and     Trustee and Vice Chairman, President and Chief           197              Director of EVC
11/9/41              Vice President   President of the Executive Officer of BMR, EVC,
                                        Trust since    EVM and EV; Director of EV;
                                        1985; of the   Vice President and Director of
                                      Portfolio since  EVD. Trustee and/or officer of
                                           1992        197 registered investment
                                                       companies in the Eaton Vance
                                                       Fund Complex. Mr. Hawkes is an
                                                       interested person because of
                                                       his positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Trust and
                                                       Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes,         Trustee       Trustee of the  Jacob H. Schiff Professor of            197         Director of Tiffany & Co.
III 2/23/35                             Trust since    Investment Banking Emeritus,                        (specialty retailer) and
                                        1986; of the   Harvard University Graduate                               Telect, Inc.
                                      Portfolio since  School of Business                                    (telecommunication
                                            1992       Administration.                                        services company)

William H. Park          Trustee         Since 2003    President and Chief Executive           194                    None
9/19/47                                                Officer, Prizm Capital
                                                       Management, LLC (investment
                                                       management firm) (since 2002).
                                                       Executive Vice President and
                                                       Chief Financial Officer,
                                                       United Asset Management
                                                       Corporation (a holding company
                                                       owning institutional
                                                       investment management firms)
                                                       (1982-2001).

Ronald A. Pearlman       Trustee         Since 2003    Professor of Law, Georgetown            194                    None
7/10/40                                                University Law Center (since
                                                       1999). Tax Partner, Covington &
                                                       Burling, Washington, DC
                                                       (1991-2000).

Norton H. Reamer         Trustee       Trustee of the  President, Chief Executive              197                    None
9/21/35                                 Trust since    Officer and a Director of
                                        1985; of the   Asset Management Finance Corp.
                                      Portfolio since  (a specialty finance company
                                           1992        serving the investment
                                                       management industry) (since
                                                       October 2003). President,
                                                       Unicorn Corporation (an
                                                       investment and financial
                                                       advisory services company)
                                                       (since September 2000).
                                                       Formerly, Chairman, Hellman,
                                                       Jordan Management Co., Inc.
                                                       (an investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory Director of
                                                       Berkshire Capital Corporation
                                                       (investment banking firm)
                                                       (2002-2003). Formerly,
                                                       Chairman of the Board, United
                                                       Asset Management Corporation
                                                       (a holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

                       POSITION(S)         TERM OF                                     NUMBER OF PORTFOLIOS
                        WITH THE         OFFICE AND                                       IN FUND COMPLEX
     NAME AND         TRUST AND THE       LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
  DATE OF BIRTH        PORTFOLIO          SERVICE          DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Lynn A. Stout           Trustee          Since 1998    Professor of Law, University of         197                    None
9/14/57                                                California at Los Angeles
                                                       School of Law (since July 2001).
                                                       Formerly, Professor of Law,
                                                       Georgetown University Law
                                                       Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)              TERM OF
                               WITH THE               OFFICE AND
      NAME AND                TRUST AND               LENGTH OF                          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO              SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                President           President of the Trust      Vice President of EVM and BMR. Officer of 127
8/20/43                                               since 1990; of the        registered investment companies managed by EVM or
                                                     Portfolio since 1992       BMR.

William H. Ahern, Jr.       Vice President of             Since 1997            Vice President of EVM and BMR. Officer of 35
7/28/59                       the Portfolio                                     registered investment companies managed by EVM or
                                                                                BMR.

Robert B. MacIntosh           Vice President      Vice President of the Trust   Vice President of EVM and BMR. Officer of 127
1/22/57                                               since 1993; of the        registered investment companies managed by EVM or
                                                     Portfolio since 1992       BMR.

Alan R. Dynner                  Secretary                 Since 1997            Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, EVM, EVD, EV and EVC. Officer of 197 registered
                                                                                investment companies managed by EVM or BMR.

William J. Austin, Jr.        Treasurer of               Since 2002(2)          Vice President of EVM and BMR. Officer of 58
12/27/51                      the Portfolio                                     registered investment companies managed by EVM or
                                                                                BMR.

James L. O'Connor              Treasurer of               Since 1988            Vice President of BMR, EVM and EVD. Officer of
4/1/45                          the Trust                                       118 registered investment companies managed by EVM
                                                                                or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended March 31, 2003, and March 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                    03/31/04        03/31/03
--------------------------------------------------------------------------------
Audit Fees                                          $     32,218    $     21,754

Audit-Related Fees(1)                               $          0    $          0

Tax Fees(2)                                         $      4,000    $      3,800

All Other Fees(3)                                   $          0    $          0
                                                    ----------------------------
Total                                               $     36,218    $     25,554
                                                    ============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

   (3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                    03/31/04        03/31/03
--------------------------------------------------------------------------------
Registrant                                          $      4,000    $      3,800

Eaton Vance Corp.(1)                                $ 452,358.37    $    224,099

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 19, 2004